Description of Business (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (1,771,886)	$ 2,111,301	$ 6,722,532	$ 2,968,585	$ 7,266,553	$ 4,274,105
Net cash used in operations					1,676,737
Stockholders' deficit	2,180,711		2,180,711		5,789,037	$ 3,468,223	$ 2,342,390
Cash	$ 1,889,395		$ 1,889,395		10,560
January 2018 Through March 2018 [Member]
Proceeds from sale of debt and equity securities					$ 3,400,000